Note 10 - Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(2,126,006)	(2,885,054)
State	(227,883)	(332,175)
Foreign	12,556	52,136
Change in valuation allowance	2,341,333	3,165,093
	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011

Tax expense (benefit) at statutory rate	$(2,176,508)	$(3,583,579)
Increase (reduction) in income taxes resulting from:
State income taxes (benefit), net of federal benefit	(159,432)	(248,639)
Income from foreign subsidiaries	165,660	461,573
Non-deductible loss on extinguishment of debt	-	216,969
Change in valuation allowance - United States	2,301,986	3,217,229
Other	(131,706)	(63,553)
Income tax expense (benefit)	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$20,147,348	$18,458,402
Net operating loss carryforwards - foreign	148,674	109,327
Excess of tax basis over book value of property and equipment	42,946	63,785
Excess of tax basis over book value of intangible assets	431,513	427,484
Stock-based compensation	3,097,308	2,572,287
Accrued employee compensation	352,032	235,109
Captialized equity costs	75,471	75,471
Inventory reserve	36,811	48,905
	24,332,103	21,990,770
Valuation allowance	(24,332,103)	(21,990,770)
Net deferred tax assets	$-	$-

Summary of Operating Loss Carryforwards [Table Text Block]
Years ending December 31,	Amount

2025	$1,376,740
2026	7,291,084
2027	12,280,771
2028	6,922,963
2029	4,816,700
2030	7,667,557
2031	8,816,976
2032	4,844,424
Total	$54,017,215